PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [abstract]
Government grants	$ 73	$ 134
Proceeds from government grants	$ 55	$ 59
Property, plant and equipment, weighted average capitalised interest rate	4.80%	4.20%
Adjustment to cost and accumulated depreciation	$ 1,230	$ 1,281